Supplementary Financial Statements Information (Accrued warranty costs) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Beginning of year	$ 3,161	$ 3,265
Accruals	2,721	5,823
Usage	(2,841)	(5,927)
Balance at end of year	$ 3,041	$ 3,161